Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000909466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 11, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2016
Prospectus Date	rr_ProspectusDate	Oct. 12, 2016